DUE TO SHAREHOLDER	9 Months Ended
Sep. 30, 2011
Notes to Financial Statements
DUE TO SHAREHOLDER

The Company is obligated to a shareholder for funds advanced to the Company for start up expenses and working capital.  The advances are unsecured and are to be paid back as the Company has available funds to do so.  No interest rate or payback schedule has been established.  There has been no interest paid or imputed on these advances.  The balance at September 30, 2011 and December 31, 2010 was $55,656 and $60,656, respectively.